Income Taxes (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure Income Taxes Tables Abstract
Schedule of Deferred Tax Assets

Significant components of the Company’s deferred tax assets are as follows:

	June 30, 2019	June 30, 2018
Deferred tax assets:
Tax loss carryforward	$1,624,887	$555,064
Intangible assets	$36,917	19,277
Stock based compensation	$18,809	257,845
Valuation Allowance	$(1,680,613)	(832,186)
Net deferred tax assets	$—	$—

Schedule of Income tax Benefits

Reconciliation of the differences between income tax benefit computed at the federal and state statutory tax rates and the provision for income tax benefit for the years ended June 30, 2019 and 2018 is as follows:

	2019	2018

Income tax expense (benefit) at federal statutory rate	21%	34%
State taxes, net of federal benefit	8%	5%
Change in valuation allowance	-29%	-39%
	—	—